Recent Accounting Standards	6 Months Ended
Jun. 30, 2023
Recent Accounting Standard [Abstract]
Recent Accounting Standards

(9)	Recent Accounting Standards

From time to time, new accounting pronouncements are issued by the FASB or other standards setting bodies that are adopted by the Fund as of the specified effective date. The Fund believes that the impact of recently issued standards and any that are not yet effective will not have a material impact on its financial statements upon adoption.